MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

MainStay VP Common Stock Portfolio

MainStay VP Conservative Allocation Portfolio

MainStay VP Growth Allocation Portfolio

MainStay VP High Yield Corporate Bond Portfolio

MainStay VP International Equity Portfolio

MainStay VP Mid Cap Core Portfolio

MainStay VP Moderate Allocation Portfolio

MainStay VP Moderate Growth Allocation Portfolio

MainStay VP U.S. Small Cap Portfolio

Supplement dated February 28, 2013 (“Supplement”)

to the Statement of Additional Information for MainStay VP Funds Trust (“SAI”)

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the SAI for MainStay VP Balanced Portfolio, MainStay VP Common Stock Portfolio, MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP High Yield Corporate Bond Portfolio, MainStay VP International Equity Portfolio, MainStay VP Mid Cap Core Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP U.S. Small Cap Portfolio (each a “Portfolio” and collectively, “Portfolios” ). You may obtain copies of each Portfolio’s Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective February 28, 2013, the SAI is revised as follows:

1.	William Priest is removed as a portfolio manager for the MainStay VP U.S. Small Cap Portfolio and all references to him in this capacity are hereby deleted.

2.	In the section entitled “Portfolio Managers” beginning on page 67, the table is hereby amended to include the following information for Carlos Garcia-Tunon and Eve Glatt as additional portfolio managers for MainStay VP International Equity Portfolio, Poul Kristensen as an additional portfolio manager for MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Growth Allocation Portfolio, Andrew Susser as a portfolio manager for MainStay VP High Yield Corporate Bond Portfolio, Andrew Ver Planck as a portfolio manager for MainStay VP Balanced Portfolio, MainStay VP Common Stock Portfolio and MainStay VP Mid Cap Core Portfolio. The number of accounts and asset information presented in columns 3 through 8 is as of December 31, 2012.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGERS	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Carlos Garcia-Tunon	MainStay VP International Equity Portfolio	1 RIC $315,960,124	0	4 Accounts $972,527,605	0	0	3 Accounts $40,381,809
Eve Glatt	MainStay VP International Equity Portfolio	1 RIC $315,960,124	0	4 Accounts $972,527,605	0	0	3 Accounts $40,381,809

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGERS	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Poul Kristensen	MainStay VP Conservative Allocation Portfolio; MainStay VP Moderate Allocation Portfolio; MainStay VP Moderate Growth Allocation Portfolio; MainStay VP Growth Allocation Portfolio	0	0	0	0	0	0
Andrew Susser	MainStay VP High Yield Corporate Bond Fund	0	2 Accounts $110,271,366	37 Accounts $8,846,946,424	0	0	2 Accounts $3,170,465
Andrew Ver Planck	MainStay VP Balanced Portfolio; MainStay VP Common Stock Portfolio; MainStay VP Mid Cap Core Portfolio	4 RICs $1,157,340,801	2 Accounts $239,381,370	26 Accounts $1,548,157,600	0	0	3Accounts $56,156,506

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 70, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Carlos Garcia-Tunon, Eve Glatt, Poul Kristensen, Andrew Susser and Andrew Ver Planck, respectively as of December 31, 2012.

PORTFOLIO MANAGERS	PORTFOLIO	$ RANGE OF OWNERSHIP
Carlos Garcia-Tunon	None	$0
Eve Glatt	None	$0
Poul Kristensen	None	$0
Andrew Susser	None	$0
Andrew Ver Planck	None	$0

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MAINSTAY VP FUNDS TRUST

MainStay VP High Yield Corporate Bond Portfolio

Supplement dated February 28, 2013 (“Supplement”)

to the Prospectus for MainStay VP Funds Trust

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus with respect to MainStay VP High Yield Corporate Bond Portfolio (“Portfolio”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Portfolio Manager Addition

Effective February 28, 2013, Andrew Susser will become an additional portfolio manager for the Portfolio. Accordingly, the Prospectus is revised as follows:

1.	The table in the section entitled “Management” is hereby amended as follows to include Andrew Susser as an additional portfolio manager for the Portfolio:

Subadvisor	Portfolio Manager	Service Date
MacKay Shields LLC	J. Matthew Philo, Senior Managing Director Andrew Susser, Managing Director	Since 2001 Since February 2013

2.	In the “The Fund and its Management” section, the “Portfolio Manager Biographies” subsection is hereby revised to include Andrew Susser and his biographical information as follows:

Andrew Susser            Mr. Susser has managed the MainStay VP High Yield Corporate Bond Portfolio since February 2013. Mr. Susser joined MacKay Shields in 2006 and is a Managing Director. He graduated with an MBA from the Wharton Graduate School of Business, a JD from the University of Pennsylvania Law School and a BA in Economics from Vassar College. Mr. Susser has been in the investment management industry since 1996.

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MAINSTAY VP FUNDS TRUST

MainStay VP U.S. Small Cap Portfolio

Supplement dated February 28, 2013 (“Supplement”)

to the Prospectus for MainStay VP Funds Trust

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus with respect to MainStay VP U.S. Small Cap Portfolio (“Portfolio”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Change to Portfolio Manager

Effective February 28, 2013, all references to William Priest as Portfolio Manager of the Portfolio are hereby deleted.

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MAINSTAY VP FUNDS TRUST

MainStay VP Conservative Allocation Portfolio

MainStay VP Moderate Allocation Portfolio

MainStay VP Moderate Growth Allocation Portfolio

MainStay VP Growth Allocation Portfolio

Supplement dated February 28, 2013 (“Supplement”)

to the Prospectus for MainStay VP Funds Trust

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus with respect to MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation and MainStay VP Growth Allocation Portfolios (“Asset Allocation Portfolios”). You may obtain copies of the Asset Allocation Portfolios’ Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective February 28, 2013, the Prospectus is revised as follows:

3.	Changes to Principal Investment Strategies

Under the heading “Principal Investment Strategies” for each of the Asset Allocation Portfolios, the second paragraph is deleted in its entirety and replaced with the following:

MainStay VP Conservative Allocation Portfolio

The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Portfolios/Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Portfolios/Funds. The Underlying Equity Portfolios/Funds may consist of approximately 5% (within the range of 0% to 20%) of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Portfolios/Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

MainStay VP Moderate Allocation Portfolio

The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Portfolios/Funds, and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Portfolios/Funds. The Underlying Equity Portfolios/Funds may consist of approximately 10% (within a range of 0% to 20%) of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Portfolios/Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

MainStay VP Moderate Growth Allocation Portfolio

The Portfolio seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Portfolios/Funds, approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Portfolios/Funds. The Underlying Equity Portfolios/Funds may consist of approximately 15% (within a range of 5% to 25%) of international equity funds. New York Life Investments may change the asset class allocation, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Portfolios/Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

MainStay VP Growth Allocation Portfolio

The Portfolios seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Portfolios/Funds (normally within a range of 90% to 100%). The Underlying Equity Portfolios/Funds may consist of approximately 20% (within a range of 10% to 30%) of international equity funds. The Portfolio may invest up to 10% of its assets in Underlying Fixed-Income Portfolios/Funds. New York Life Investments may change the asset class allocation, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Portfolios/Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

4.	Portfolio Manager Addition

Poul Kristensen will become an additional portfolio manager for the Asset Allocation Portfolios. Accordingly, the Prospectus is revised as follows:

a.	The table in the section entitled “Management” for each of the Asset Allocation Portfolios is hereby amended as follows to include Poul Kristensen as an additional portfolio manager for each Asset Allocation Portfolio:

Subadvisor	Portfolio Manager	Service Date
New York Life Investment Management LLC	Jae S. Yoon, Senior Managing Director Jonathan Swaney, Director Poul Kristensen, Director	Since 2011 Since 2008 Since February 2013

b.	In the “The Fund and its Management” section, the “Portfolio Manager Biographies” subsection is hereby revised to include Poul Kristensen and his biographical information as follows:

Poul Kristensen                         Mr. Kristensen joined New York Life Investments in 2011 as a Director in the Multi-Asset Solutions Group. He is a portfolio manager for the MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Growth Allocation Portfolio. Mr. Kristensen focuses on global macroeconomic trends and investment strategy. Prior to joining New York Life Investments, he worked as a senior investment strategist for Danske Bank where he advised major pension funds on asset allocation. Mr. Kristensen holds a Master’s degree in economics from Asrhus University in Denmark, is a CFA charterholder and is also certified in quantitative finance (CQF designation).

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MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

Supplement dated February 28, 2013 (“Supplement”)

to the Prospectus for MainStay VP Funds Trust

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus with respect to MainStay VP International Equity Portfolio (“Portfolio”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Portfolio Manager Addition

Effective February 28, 2013, Carlos Garcia-Tunon and Eve Glatt will become additional portfolio managers for the Portfolio. Accordingly, the Prospectus is revised as follows:

5.	The table in the section entitled “Management” is hereby amended as follows to include Carlos Garcia-Tunon and Eve Glatt as additional portfolio managers for the Portfolio:

Subadvisor	Portfolio Manager	Service Date
Cornerstone Capital Management Holdings LLC	Edward Ramos, Senior Vice President Carlos Garcia-Tunon, Vice President Eve Glatt, Vice President	Since 2011 Since February 2013 Since February 2013

6.	In the “The Fund and its Management” section, the “Portfolio Manager Biographies” subsection is hereby revised to include Carlos Garcia-Tunon and Eve Glatt and their biographical information as follows:

Carlos Garcia-Tunon                 Mr. Garcia-Tunon has managed the MainStay VP International Equity Portfolio since February 2013. Prior to joining Cornerstone Capital Management Holdings LLC as a Vice President for the Fundamental International Equity team, Mr. Garcia-Tunon was a Vice President and Portfolio Manager at Morgan Stanley Investment Management, focusing on international and global equities. He received his MBA from the Wharton School of the University of Pennsylvania, where he was a Robert Toigo Foundation fellow, and obtained his BS in Finance from Georgetown University. He has 13 years of investment experience.

Eve Glatt                                       Ms. Glatt has managed the MainStay VP International Equity Portfolio since February 2013. Prior to joining Cornerstone Capital Management Holdings LLC as a Vice President for the Fundamental International Equity team, Ms. Glatt was a Vice President and Portfolio Manager at Morgan Stanley Investment Management, focusing on international and global equities. Prior to that, Ms. Glatt was an assistant portfolio manager and research analyst in the U.S. mid-cap group at GE Asset Management. Ms. Glatt began her investment career working in equity research at Merrill Lynch and Goldman Sachs. Ms. Glatt received her MBA from the University of Chicago Booth School of Business and obtained her BA in History from UCLA. Ms. Glatt has 15 years of investment experience.

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